Subsequent Events (Details) (USD $)	0 Months Ended	9 Months Ended		12 Months Ended	9 Months Ended	3 Months Ended
	Oct. 08, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Sep. 30, 2012 Convertible Note [Member]	Sep. 30, 2012 Net sales up to hundred million of developed product [Member]	Sep. 30, 2012 Net sales greater than hundred million of developed product [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Common stock issued in connection with conversion of debt		$ 229,000	$ 0		$ 2,100,000
Percentage of quarterly cash royalties						7.00%	14.00%
Subsequent Events (Textual) [Abstract]
Gross proceeds from the sale of common stock	45,000,000
Exercise price of common stock	$ 0.10
Sale of common stock	450,000,000
Gross proceeds from offering		43,000,000
Gross proceeds from single investor		2,000,000
Payment of compensation to placement agents		2,700,000
Conversion Price		$ 0.10
Convertible notes redeemed for cash		1,700,000
Debt outstanding		0
Upfront technology access fee		$ 3,300,000
Royalty description for improved products		One-third of cost of goods sold savings less any such savings developed by company outside of channel agreement
Preferred stock outstanding		0
Extension of lease period				10 years